Benefit Plans - Obligations and Funded Status (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of plan assets
Balance at the beginning of the period	$ 359
Balance at the end of the period	333	$ 359
Pretax amounts recognized in accumulated other comprehensive income or loss:
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	9	50	$ (18)
Pension Plan
Benefit Plans
Defined Benefit Plan, Service Cost		0	0
Projected benefit obligation
Balance at the beginning of the period	409	323	368
Interest cost	15	15	14
Actuarial loss (gain)	(24)	83	(47)
Benefits paid: Plan assets	(12)	(12)	(12)
Curtailment	0	0	0
Balance at the end of the period	388	409	323
Fair value of plan assets
Balance at the beginning of the period	359	317	347
Actual return of plan assets, net of expenses	(15)	54	(18)
Company contributions	1	0	0
Benefits paid: Plan assets	(12)	(12)	(12)
Balance at the end of the period	333	359	317
Funded status, end of period	(55)	(50)	(6)
Net amounts recognized in the consolidated balance sheet:
Other assets	0	0	7
Other liabilities	(55)	(50)	(13)
Total amounts recognized	(55)	(50)	(6)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized	29	(19)	26
Projected benefit obligation of non-qualified unfunded plans	10	10
Accumulated benefit obligation	388	409
Defined Benefit Plan, Expected Return on Plan Assets	19	16	15
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		0	0
Defined Benefit Plan, Net Periodic Benefit Cost	(4)	(1)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(9)	(46)	13
Other Comprehensive Income Loss Finalization of Pension and Non Pension Postretirement Plan Valuation Settlement Before Tax		0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	9	46	(13)
Amount Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss), before Tax	5	45	(14)
Other Postretirement Benefit Plan
Benefit Plans
Defined Benefit Plan, Service Cost		0	1
Projected benefit obligation
Balance at the beginning of the period	0	2	7
Interest cost		0	0
Actuarial loss (gain)		0	(5)
Benefits paid: Plan assets		0	0
Curtailment		(2)	0
Balance at the end of the period		0	2
Fair value of plan assets
Balance at the beginning of the period	$ 0	0	0
Actual return of plan assets, net of expenses		0	0
Company contributions		0	0
Benefits paid: Plan assets		0	0
Balance at the end of the period		0	0
Funded status, end of period		0	(2)
Net amounts recognized in the consolidated balance sheet:
Other assets		0	0
Other liabilities		0	(2)
Total amounts recognized		0	(2)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized		0	4
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		2	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		4
Defined Benefit Plan, Net Periodic Benefit Cost		(6)	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		0	5
Other Comprehensive Income Loss Finalization of Pension and Non Pension Postretirement Plan Valuation Settlement Before Tax		(4)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax		4	(5)
Amount Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss), before Tax		$ (2)	$ (4)